Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Capital Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total
Beginning balance, shares at Nov. 30, 2018	18,252,243
Beginning balance at Nov. 30, 2018	$ 44,327,952	$ 45,110,873	$ 284,421	$ (85,620,939)	$ 4,102,307
Stock options to employees (Note 7)		162,289			162,289
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9), shares	3,823,334
Proceeds from exercise of 2018 Pre-funded Warrants (Note 9)	$ 1,007,658	(979,705)			27,953
Net loss				(5,297,247)	(5,297,247)
Ending balance, shares at May. 31, 2019	22,075,577
Ending balance at May. 31, 2019	$ 45,335,610	44,293,457	284,421	(90,918,186)	(1,004,698)
Beginning balance, shares at Nov. 30, 2019	22,085,856
Beginning balance at Nov. 30, 2019	$ 45,561,222	44,167,721	284,421	(93,705,585)	(3,692,221)
Stock options to employees (Note 7)		65,981			65,981
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), shares	1,592,249
Cashless exercise of 2018 Pre-Funded Warrants (Note 9), amount	$ 583,180	(583,180)			0
Beneficial conversion feature related to Debentures (Note 5)		614,619			614,619
Net loss				(2,795,806)	(2,795,806)
Ending balance, shares at May. 31, 2020	23,678,105
Ending balance at May. 31, 2020	$ 46,144,402	$ 44,265,141	$ 284,421	$ (96,501,391)	$ (5,807,427)